Discontinued Operations - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income loss from continuing and discontinued operations [line items]
Earnings (Loss) from discontinued operations, after tax	$ (53)	$ 2
Discontinued operations [member]
Income loss from continuing and discontinued operations [line items]
Earnings (Loss) from discontinued operations, after tax	$ (53)	2
Tax benefit (expense) on (loss) earnings from discontinued operations		$ 10